UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

    INVESTMENT COMPANY ACT FILE NUMBER 811-3967


FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  DECEMBER 31, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows




Portfolio of Investments (unaudited)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------
         Principal                                                                      Interest
            Amount   Security                                                               Rate *         Value
----------------------------------------------------------------------------------------------------------------
                     CORPORATE NOTES--49.6%
                     American General Finance Corp.:
           $3,000M       1/12/06                                                            4.27%     $2,995,725
            3,000M       2/13/06                                                            4.31       2,984,195
            5,000M   Anheuser-Busch Cos., Inc., 1/24/06 +                                   4.16       4,986,072
                     Chevron Funding Corp.:
            2,000M       1/17/06                                                            4.15       1,996,080
            5,000M       1/19/06                                                            4.21       4,988,871
            6,000M   Concentrate Manufacturing Co. of Ireland, 1/31/06 +                    4.26       5,977,985
            3,500M   Gannett Co. Inc., 1/27/06 +                                            4.24       3,488,848
                     General Electric Capital Corp.:
            5,500M       1/13/06                                                            4.24       5,491,554
            2,500M       1/20/06                                                            4.24       2,494,101
            5,000M   Hershey Foods Corp., 1/30/06 +                                         4.22       4,982,398
            2,000M   JPMorgan Chase & Co., 2/1/06                                           3.15       2,005,736
            7,000M   Kimberly-Clark Worldwide, Inc., 1/10/06 +                              4.23       6,991,754
            1,500M   Madison Gas & Electric Co., 1/31/06                                    4.27       1,494,484
            2,000M   Merrill Lynch & Co., 3/10/06                                           3.45       1,996,323
            5,000M   National Rural Utilities Cooperative Finance Corp., 1/11/06            4.25       4,993,493
            4,000M   New Jersey Natural Gas Co., 1/13/06                                    4.25       3,993,860
            5,000M   Paccar Financial Corp., 1/24/06                                        4.11       4,986,198
            6,750M   Pfizer, Inc., 2/1/06                                                   4.35       6,755,097
            7,000M   Prudential Funding Corp., 1/23/06                                      4.22       6,981,105
                     Washington Gas Light Co.:
            2,500M       1/9/06                                                             4.10       2,497,421
            3,500M       1/10/06                                                            4.18       3,495,922
----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $86,577,222)                                                     86,577,222
----------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--31.7%
                     Fannie Mae:
              500M       2/28/06                                                            3.65         498,856
            2,000M       3/17/06                                                            3.31       1,999,805
              500M       3/29/06                                                            4.26         497,270
              628M       7/3/06                                                             3.64         628,007
            1,000M   Federal Farm Credit Bank, 7/21/06                                      3.83         990,786
                     Federal Home Loan Bank:
            2,848M       1/4/06                                                             4.16       2,846,680
            1,000M       1/10/06                                                            3.56         999,503
           12,350M       1/18/06                                                            4.07      12,324,756
            1,500M       2/27/06                                                            3.53       1,496,984
            1,500M       2/28/06                                                            3.76       1,498,515
            2,000M       3/13/06                                                            3.31       1,996,832
            1,000M       3/24/06                                                            3.60         996,767
            1,000M       4/28/06                                                            3.65         994,772
            1,425M       5/5/06                                                             3.85       1,416,664
            1,700M       5/26/06                                                            4.48       1,684,295
            1,500M       6/30/06                                                            3.75       1,500,000
            1,830M       7/6/06                                                             4.48       1,819,443
            1,200M       7/10/06                                                            4.29       1,185,701
            2,000M       7/28/06                                                            4.17       1,981,315
                     Freddie Mac:
            2,500M       1/9/06                                                             4.25       2,498,391
            2,000M       4/28/06                                                            3.56       1,994,428
            1,000M       4/28/06                                                            3.65         996,826
            1,850M       6/2/06                                                             4.12       1,835,700
            1,900M       6/9/06                                                             4.10       1,883,517
            1,000M       7/7/06                                                             3.83         990,609
            2,500M       11/3/06                                                            4.51       2,499,813
            2,150M       11/9/06                                                            4.67       2,146,744
            3,000M       12/29/06                                                           4.75       3,000,000
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $55,202,979)                                  55,202,979
----------------------------------------------------------------------------------------------------------------
                     FLOATING RATE NOTES--15.0%
            2,000M   Bank One Corp., 8/11/06                                                4.45       2,002,081
                     Federal Home Loan Bank:
            2,400M       5/24/06                                                            3.90       2,400,000
            2,000M       12/22/06                                                           4.00       1,985,972
            2,000M   Fifth Third Bancorp, 9/22/06 ++                                        4.35       2,000,000
            2,100M   Merrill Lynch & Co., 4/18/06                                           4.44       2,101,970
            3,000M   Toyota Motor Credit Corp., 6/12/06                                     4.51       3,000,379
            4,750M   Wachovia Bank NA, 12/4/06                                              4.37       4,750,000
            4,750M   Wal-Mart Stores, Inc., 3/16/06                                         4.35       4,749,271
            3,240M   Wells Fargo & Co., 9/15/06                                             4.58       3,242,491
----------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $26,232,164)                                                 26,232,164
----------------------------------------------------------------------------------------------------------------
                     BANKERS' ACCEPTANCES--2.9%
                     Bank of America, NA:
            2,838M       1/25/06                                                            4.25       2,829,612
            1,128M       2/3/06                                                             4.28       1,123,434
            1,100M       2/9/06                                                             4.28       1,094,761
----------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $5,047,807)                                                  5,047,807
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $173,060,172)**                                            99.2%    173,060,172
Other Assets, Less Liabilities                                                                .8       1,385,638
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%   $174,445,810
================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2005.

** Aggregate cost for federal income tax purposes is the same

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2005, the Fund held five Section 4(2) securities with an aggregate value of $26,427,057 representing 15.1% of the Fund's net assets.

++ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 2005, the Fund held one 144A security with an aggregate value of $2,000,000 representing 1.1% of the Fund's net assets.


Portfolio of Investments (unaudited)
FIRST INVESTORS GOVERNMENT FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------
         Principal
            Amount   Security                                                                             Value
----------------------------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--99.6%
                     Fannie Mae--10.9%
          $21,746M   5.5%, 4/1/2033 - 7/1/2034                                                       $21,594,987
----------------------------------------------------------------------------------------------------------------
                     FreddieMac--2.4%
            4,743M   5.5%, 2/1/2035                                                                    4,702,384
----------------------------------------------------------------------------------------------------------------
                     Government National Mortgage Association I Program--86.3%
           25,814M   5%, 4/15/2034 - 11/15/2035                                                       25,504,053
           49,369M   5.5%, 5/15/2026 - 10/15/2035                                                     49,787,388
           53,387M   6%, 3/15/2031 - 6/15/2035                                                        54,860,198
           25,636M   6.5%, 10/15/2028 - 8/15/2035                                                     26,886,497
            9,012M   7%, 4/15/2032 - 8/15/2035                                                         9,487,176
            4,134M   7.5%, 7/15/2023 - 6/15/2034                                                       4,354,616
----------------------------------------------------------------------------------------------------------------
                                                                                                     170,879,928
----------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $198,695,414)                             99.6%    197,177,299
Other Assets, Less Liabilities                                                                .4         792,054
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%   $197,969,353
================================================================================================================

At December 31, 2005, the cost of investments for federal income tax purposes was $198,695,414.
Accumulated net unrealized depreciation on investments was $1,518,115, consisting of $550,981 gross unrealized appreciation and $2,069,096 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FIRST INVESTORS INVESTMENT GRADE FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------
         Principal
            Amount     Security                                                                           Value
----------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS--76.2%
                       Aerospace/Defense--1.4%
                       Honeywell International, Inc.:
             $1,050M       7.5%, 2010                                                                 $1,154,940
                975M       6.125%, 2011                                                                1,030,408
                400M   Precision Castparts Corp., 5.60%, 2013                                            405,517
                717M   TRW, Inc., 7.125%, 2009                                                           763,345
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,354,210
----------------------------------------------------------------------------------------------------------------
                       Automotive--1.4%
              2,000M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                     2,189,334
                886M   Ford Motor Co., 8.9%, 2032                                                        653,425
                500M   Lear Corp., 8.11%, 2009                                                           465,684
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,308,443
----------------------------------------------------------------------------------------------------------------
                       Chemicals--.3%
                700M   Lubrizol Corp., 7.25%, 2025                                                       776,012
----------------------------------------------------------------------------------------------------------------
                       Consumer Durables--.7%
              1,650M   Black & Decker Corp., 4.75%, 2014                                               1,556,024
----------------------------------------------------------------------------------------------------------------
                       Consumer Non-Durables--3.6%
              2,250M   Avon Products, Inc., 4.2%, 2018                                                 2,030,267
                       Colgate-Palmolive Co.:
              1,800M       7.84%, 2007                                                                 1,872,050
                710M       5.98%, 2012                                                                   753,977
              1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                            1,701,054
              1,350M   Procter & Gamble Co., 4.85%, 2015                                               1,336,893
                775M   Rubbermaid, Inc., 6.6%, 2006                                                      786,734
----------------------------------------------------------------------------------------------------------------
                                                                                                       8,480,975
----------------------------------------------------------------------------------------------------------------
                       Energy--1.0%
                500M   Mobil Corp., 8.625%, 2021                                                         694,523
                975M   Sunoco, Inc., 9.375%, 2016                                                        984,066
                800M   Texaco Capital, Inc., 8.25%, 2006                                                 814,933
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,493,522
----------------------------------------------------------------------------------------------------------------
                       Financial--5.6%
                875M   American General Finance Corp., 8.125%, 2009                                      960,858
                900M   Caterpillar Financial Services Corp., 4.60%, 2014                                 877,893
                       CIT Group, Inc.:
                300M       6.875%, 2009                                                                  318,485
              2,100M       7.75%, 2012                                                                 2,384,665
                       ERAC USA Finance Enterprise Co.:
              1,775M       7.35%, 2008 +                                                               1,863,647
              1,170M       8%, 2011 +                                                                  1,308,533
                       General Electric Capital Corp.:
                850M       7.875%, 2006                                                                  873,536
                700M       8.5%, 2008                                                                    759,571
              1,000M       5.45%, 2013                                                                 1,025,825
              1,825M   Household Finance Corp., 6.5%, 2008                                             1,900,648
              1,000M   HSBC Finance Corp., 5%, 2015                                                      974,226
----------------------------------------------------------------------------------------------------------------
                                                                                                      13,247,887
----------------------------------------------------------------------------------------------------------------
                       Financial Services--9.5%
                       Bank of America Corp.:
              1,017M       7.8%, 2010                                                                  1,124,058
                200M       7.4%, 2011                                                                    220,538
              1,165M   Bank One Corp., 7.6%, 2007                                                      1,203,697
                700M   Chase Manhattan Corp., 7.875%, 2010                                               776,203
              1,750M   Comerica, 7.125%, 2013                                                          1,842,862
              1,200M   First Union National Bank, 7.8%, 2010                                           1,348,237
              1,000M   Fleet Capital Trust II, 7.92%, 2026                                             1,061,216
              1,500M   Florida Windstorm Underwriting Assoc., 7.125%, 2019 +                           1,740,672
                625M   Greenpoint Bank, 9.25%, 2010                                                      730,799
              1,875M   MetLife, Inc., 5%, 2015                                                         1,842,435
              1,200M   National City Bank of Pennsylvania, 7.25%, 2011                                 1,337,202
              1,505M   Nationsbank Corp., 7.8%, 2016                                                   1,808,769
                288M   NBD Bancorp, Inc., 7.125%, 2007                                                   296,027
              1,298M   Republic NY Corp., 7.75%, 2009                                                  1,402,464
              2,000M   Royal Bank of Scotland Group PLC, 5%, 2014                                      1,984,124
                       U.S. Bank NA:
                600M       4.95%, 2014                                                                   594,745
                900M       6.3%, 2014                                                                    972,599
                       Washington Mutual, Inc.:
              1,825M       8.25%, 2010                                                                 2,033,902
                250M       4.625%, 2014                                                                  235,485
----------------------------------------------------------------------------------------------------------------
                                                                                                      22,556,034
----------------------------------------------------------------------------------------------------------------
                       Food/Beverage/Tobacco--2.7%
                910M   Bottling Group, LLC Series "B", 5%, 2013                                          911,626
              1,355M   Coca-Cola Enterprises, Inc., 7.125%, 2017                                       1,576,392
              1,745M   ConAgra Foods, Inc., 6.75%, 2011                                                1,860,927
              1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                            1,203,166
                900M   Philip Morris Cos., Inc., 6.95%, 2006                                             907,126
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,459,237
----------------------------------------------------------------------------------------------------------------
                       Food/Drug--3.0%
              2,000M   CVS Corp., 4.875%, 2014                                                         1,933,808
              1,550M   Delhaize America, Inc., 8.125%, 2011                                            1,697,354
              1,600M   Kroger Co., 7%, 2018                                                            1,724,011
                       Safeway, Inc.:
                510M       7%, 2007                                                                      524,965
                450M       9.3%, 2007                                                                    466,988
                700M       6.5%, 2011                                                                    725,645
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,072,771
----------------------------------------------------------------------------------------------------------------
                       Forest Products/Containers--2.2%
              1,690M   International Paper Co., 6.75%, 2011                                            1,799,907
              1,725M   Sappi Papier Holding AG, 6.75%, 2012 +                                          1,649,492
                       Weyerhaeuser Co.:
              1,100M       7.25%, 2013                                                                 1,199,527
                610M       7.5%, 2013                                                                    670,999
----------------------------------------------------------------------------------------------------------------
                                                                                                       5,319,925
----------------------------------------------------------------------------------------------------------------
                       Gaming/Leisure--.7%
                750M   MGM Mirage, Inc., 8.5%, 2010                                                      816,562
                750M   Park Place Entertainment Corp., 9.375%, 2007                                      782,812
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,599,374
----------------------------------------------------------------------------------------------------------------
                       Health Care--2.9%
              1,880M   Becton, Dickinson & Co., 7.15%, 2009                                            2,029,392
                900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                         926,282
              1,300M   Quest Diagnostics, Inc., 5.45%, 2015 +                                          1,312,198
              1,130M   Tenet Healthcare Corp., 6.375%, 2011                                            1,036,775
              1,500M   Wyeth, 6.95%, 2011                                                              1,619,913
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,924,560
----------------------------------------------------------------------------------------------------------------
                       Information Technology--.1%
                250M   First Data Corp., 4.7%, 2013                                                      236,613
----------------------------------------------------------------------------------------------------------------
                       Manufacturing--3.0%
              1,700M   Dover Corp., 4.875%, 2015                                                       1,672,627
                       Ingersoll-Rand Co.:
              1,600M       4.75%, 2015                                                                 1,558,050
                875M       9%, 2021                                                                    1,219,426
                       United Technologies Corp.:
                900M       6.5%, 2009                                                                    943,731
              1,600M       7.125%, 2010                                                                1,753,290
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,147,124
----------------------------------------------------------------------------------------------------------------
                       Media-Broadcasting--2.1%
                       Comcast Cable Communications, Inc.:
                705M       8.375%, 2007                                                                  735,412
              2,000M       7.125%, 2013                                                                2,177,044
                       Cox Communications, Inc.:
                400M       4.625%, 2013                                                                  373,205
              1,000M       5.5%, 2015                                                                    972,388
                700M   PanAmSat Corp., 6.375%, 2008                                                      703,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,961,549
----------------------------------------------------------------------------------------------------------------
                       Media-Diversified--4.7%
                575M   AOL Time Warner, Inc., 6.875%, 2012                                               612,862
              1,480M   Cox Enterprises, Inc., 8%, 2007 +                                               1,517,209
                500M   Houghton Mifflin Co., 7.2%, 2011                                                  520,000
                       New York Times Co.:
                500M       6.95%, 2009                                                                   535,580
              1,900M       5%, 2015                                                                    1,841,993
                       News America, Inc.:
                500M       5.3%, 2014                                                                    497,129
              1,600M       7.3%, 2028                                                                  1,760,499
                       Time Warner, Inc.:
              1,000M       9.125%, 2013                                                                1,185,157
              1,500M       6.875%, 2018                                                                1,594,751
                       Viacom, Inc.:
                500M       8.625%, 2012                                                                  565,308
                360M       8.875%, 2014                                                                  427,198
----------------------------------------------------------------------------------------------------------------
                                                                                                      11,057,686
----------------------------------------------------------------------------------------------------------------
                       Metals/Mining--3.1%
                       Alcan, Inc.:
              2,200M       4.5%, 2013                                                                  2,096,813
                825M       5%, 2015                                                                      801,757
              1,300M   Alcoa, Inc., 6%, 2012                                                           1,363,069
              1,112M   Hanson Australia Funding, Ltd., 5.25%, 2013                                     1,103,966
                646M   Hanson PLC, 7.875%, 2010                                                          714,855
              1,350M   Thiokol Corp., 6.625%, 2008                                                     1,395,536
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,475,996
----------------------------------------------------------------------------------------------------------------
                       Real Estate Investment Trusts--6.3%
              1,654M   Archstone-Smith Trust, 7.9%, 2016                                               1,885,135
                       AvalonBay Communities, Inc.:
              1,900M       7.5%, 2010                                                                  2,099,289
                200M       6.625%, 2011                                                                  214,215
              1,800M   Boston Properties, Inc., 5%, 2015                                               1,736,725
                       Duke Weeks Realty Corp.:
              1,350M       7.75%, 2009                                                                 1,466,340
                200M       4.625%, 2013                                                                  191,107
                       EOP Operating LP:
              1,705M       8.1%, 2010                                                                  1,884,949
                625M       7.25%, 2018                                                                   698,936
              1,900M   Mack-Cali Realty LP, 7.75%, 2011                                                2,108,061
                       Simon Property Group, Inc.:
              1,875M       7.875%, 2016 +                                                              2,197,063
                425M       7.375%, 2018                                                                  488,242
----------------------------------------------------------------------------------------------------------------
                                                                                                      14,970,062
----------------------------------------------------------------------------------------------------------------
                       Retail - General Merchandise--4.5%
              1,750M   Federated Department Stores, Inc., 7.45%, 2017                                  1,986,302
                       Lowe's Cos., Inc.:
                900M       8.25%, 2010                                                                 1,019,379
              1,420M       5%, 2015                                                                    1,423,911
              1,675M   RadioShack Corp., 7.375%, 2011                                                  1,792,416
                       Target Corp.:
                190M       5.375%, 2009                                                                  192,948
              1,370M       7.5%, 2010                                                                  1,516,748
                       Wal-Mart Stores, Inc.:
                850M       8%, 2006                                                                      867,354
              1,800M       4.125%, 2011                                                                1,741,099
                100M       4.5%, 2015                                                                     96,478
----------------------------------------------------------------------------------------------------------------
                                                                                                      10,636,635
----------------------------------------------------------------------------------------------------------------
                       Telecommunications--2.9%
              1,200M   Deutsche Telekom AG, 8.5%, 2010                                                 1,361,800
                       GTE Corp.:
                909M       6.84%, 2018                                                                   976,939
                500M       7.9%, 2027                                                                    529,757
                       Sprint Capital Corp.:
              1,325M       6.375%, 2009                                                                1,376,239
                900M       6.9%, 2019                                                                    993,457
                800M   Verizon New York, Inc., 6.875%, 2012                                              834,998
                750M   Vodafone AirTouch PLC, 7.75%, 2010                                                822,176
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,895,366
----------------------------------------------------------------------------------------------------------------
                       Transportation--3.6%
                       Burlington Northern Santa Fe Corp.:
              1,125M       7.125%, 2010                                                                1,225,716
                700M       6.75%, 2011                                                                   756,076
              1,000M       8.125%, 2020                                                                1,260,045
                600M   Caliber System, Inc., 7.8%, 2006                                                  608,322
                850M   Canadian National Railway Co., 7.375%, 2031                                     1,073,520
                800M   Norfolk Southern Corp., 7.7%, 2017                                                956,543
              1,700M   Union Pacific Corp., 7.375%, 2009                                               1,834,247
                       Union Pacific Railroad:
                300M       7.28%, 2011                                                                   331,061
                397M       6.91%, 2017                                                                   429,205
----------------------------------------------------------------------------------------------------------------
                                                                                                       8,474,735
----------------------------------------------------------------------------------------------------------------
                       Utilities--9.6%
                700M   Arizona Public Service Co., 5.5%, 2035                                            664,598
              1,350M   Carolina Power & Light, Inc., 5.15%, 2015                                       1,342,933
                500M   Cogentrix Energy, Inc., 8.75%, 2008 +                                             553,699
                       Consumers Energy Co.:
                735M       6.375%, 2008                                                                  752,564
              1,800M       6.875%, 2018                                                                1,988,314
              1,450M   Dominion Resources, Inc., 5%, 2013                                              1,413,915
                720M   DPL, Inc., 6.875%, 2011                                                           762,300
              1,650M   Duke Capital Corp., 8%, 2019                                                    1,973,685
              1,371M   Eastern Energy, Ltd., 6.75%, 2006 +                                             1,393,420
                795M   El Paso Energy Corp., 7.375%, 2012                                                802,950
                500M   Entergy Gulf States, Inc., 6.2%, 2033                                             483,045
              1,325M   Jersey Central Power & Light, 5.625%, 2016                                      1,367,191
                700M   Michigan Consolidated Gas Co., 7.06%, 2012                                        770,468
                       Nisource Finance Corp.:
                900M       7.875%, 2010                                                                  998,188
                600M       5.4%, 2014                                                                    600,128
              1,400M   OGE Energy Corp., 5%, 2014                                                      1,368,097
              1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                                        1,410,299
                775M   PSI Energy, Inc., 8.85%, 2022                                                   1,037,076
              1,510M   Public Service Electric & Gas Co., 6.75%, 2016                                  1,691,679
                400M   South Carolina Electric & Gas Co., 6.7%, 2011                                     433,240
                900M   Wisconsin Power & Light Co., 7%, 2007                                             923,675
----------------------------------------------------------------------------------------------------------------
                                                                                                      22,731,464
----------------------------------------------------------------------------------------------------------------
                       Waste Management--1.3%
                       Allied Waste NA, Inc.:
                750M       8.875%, 2008                                                                  795,000
                500M       5.75%, 2011                                                                   476,250
                       Waste Management, Inc.:
              1,400M       6.875%, 2009                                                                1,477,200
                300M       7.375%, 2010                                                                  326,806
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,075,256
----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $182,357,734)                                                   180,811,460
----------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCY OBLIGATIONS--9.4%
                       Fannie Mae:
              1,600M       6.125%, 2012                                                                1,714,423
              1,287M       5%, 2016                                                                    1,249,973
              2,000M       5%, 2017                                                                    1,939,714
              2,800M   Federal Farm Credit Bank, 4.875%, 2015                                          2,811,015
                       Federal Home Loan Bank:
              1,900M       4.91%, 2012                                                                 1,860,243
              1,000M       7.23%, 2015                                                                 1,095,874
                       Freddie Mac:
                760M       5.5%, 2015                                                                    761,512
              1,400M       4.60%, 2018                                                                 1,334,131
                900M       5%, 2018                                                                      868,507
              1,250M       6.5%, 2020                                                                  1,242,044
              2,300M       5.625%, 2035                                                                2,328,545
                       Tennessee Valley Authority:
              1,300M       5.375%, 2008                                                                1,324,085
              3,284M       6.25%, 2017                                                                 3,680,855
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $22,393,662)                                  22,210,921
----------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS--7.6%
              1,205M   FDA Queens LP, 6.99%, 2017 +                                                    1,328,572
              2,500M   U.S. Treasury Bonds, 6.5%, 2026                                                 3,125,003
                       U.S. Treasury Notes:
              1,000M       6.5%, 2006                                                                  1,015,508
              3,500M       6.625%, 2007                                                                3,602,816
              2,100M       5.625%, 2008                                                                2,157,916
              3,000M       6%, 2009                                                                    3,162,657
              3,300M       6.5%, 2010                                                                  3,560,779
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $18,679,796)                                         17,953,251
----------------------------------------------------------------------------------------------------------------
                       PASS THROUGH CERTIFICATES--1.9%
                       Transportation
                617M   American Airlines, Inc., 7.377%, 2019                                             505,950
                446M   Canadian National Railway Co., 7.195%, 2016                                       514,231
              1,305M   Continental Airlines, Inc., 8.388%, 2020                                        1,155,699
              1,354M   FedEx Corp., 7.5%, 2018                                                         1,523,808
                825M   Southwest Airlines Co., 6.126%, 2006                                              829,835
----------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $4,788,241)                                             4,529,523
----------------------------------------------------------------------------------------------------------------
                       MUNICIPAL BONDS--1.6%
                       Housing
              1,570M   Santa Cruz County, CA, Redev. Agy., Tax Allocation, 5.5%, 2020                  1,601,698
              1,470M   Thousand Oaks, CA, Redev. Agy., Tax Allocation, 5.25%, 2021                     1,468,354
                800M   Virginia State Housing Development Authority - Series "A", 6.51%, 2019            841,416
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,723,712)                                                       3,911,468
----------------------------------------------------------------------------------------------------------------
                       SHORT-TERM CORPORATE NOTES--1.7%
              1,000M   American General Finance Corp., 4.27%, 1/12/06                                    998,575
              2,000M   ChevronTexaco Corp., 4.18%, 1/6/06                                              1,998,602
              1,000M   General Electric Capital Corp., 4.26%, 1/5/06                                     999,408
----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,996,585)                                            3,996,585
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $235,939,730)                                              98.4%    233,413,208
Other Assets, Less Liabilities                                                               1.6       3,755,232
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%   $237,168,440
================================================================================================================

+ Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
  At Decmeber 31, 2005, the Fund held ten 144A securities with an aggregate value of $14,864,505 representing 6.3% of the Fund's net assets.

  At December 31, 2005, the cost of investments for federal income tax purposes was $235,939,730.
  Accumulated net unrealized depreciation on investments was $2,526,522, consisting of
  $3,733,331 gross unrealized appreciation and $6,259,853 gross unrealized depreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS FUND FOR INCOME, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------
         Principal
            Amount     Security                                                                            Value
----------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS--88.4%
                       Aerospace/Defense--3.1%
             $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                          $3,639,750
              5,250M   DRS Technologies, Inc., 6.875%, 2013                                            5,046,562
              6,000M   Dyncorp International, 9.5%, 2013                                               6,270,000
              1,747M   GenCorp, Inc., 9.5%, 2013                                                       1,886,760
              1,600M   L-3 Communications Corp., 7.625%, 2012                                          1,692,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      18,535,072
----------------------------------------------------------------------------------------------------------------
                       Automotive--5.9%
              2,700M   Accuride Corp., 8.5%, 2015                                                      2,673,000
                       Asbury Automotive Group, Inc.:
              3,400M       9%, 2012                                                                    3,417,000
              5,400M       8%, 2014                                                                    5,184,000
              4,208M   Cambridge Industries Liquidating Trust, 2007 ++ **                                 42,084
              5,450M   Dana Corp., 9%, 2011                                                            4,441,750
                       Delco Remy International, Inc.:
              5,800M       11%, 2009                                                                   2,088,000
              3,250M       9.375%, 2012                                                                1,137,500
              3,400M   General Motors Acceptance Corp., 4.5%, 2006                                     3,296,939
              2,000M   Navistar International Corp., 6.25%, 2012                                       1,800,000
              2,500M   Special Devices, Inc., 11.375%, 2008                                            1,921,875
                500M   Tenneco Automotive, 8.625%, 2014                                                  475,000
              4,693M   TRW Automotive, Inc., 9.375%, 2013                                              5,103,638
              3,600M   United Components, Inc., 9.375%, 2013                                           3,600,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      35,180,786
----------------------------------------------------------------------------------------------------------------
                       Chemicals--11.8%
              1,940M   BCP Crystal US Holdings Corp., 9.625%, 2014                                     2,167,950
              3,500M   Equistar Chemicals LP, 10.625%, 2011                                            3,867,500
              2,200M   Ethyl Corp., 8.875%, 2010                                                       2,315,500
              6,550M   Huntsman International, LLC, 7.375%, 2015 +                                     6,353,500
                       Huntsman, LLC:
              1,636M       11.625%, 2010                                                               1,871,175
              2,765M       11.5%, 2012                                                                 3,145,188
              7,000M   IMC Global, Inc., 10.875%, 2013                                                 8,076,250
                       Lyondell Chemical Co.:
              1,000M       9.625%, 2007                                                                1,048,750
              8,000M       10.875%, 2009                                                               8,350,000
              4,375M   Millennium America, Inc., 9.25%, 2008                                           4,741,406
              3,500M   Nell AF Sarl, 8.375%, 2015 +                                                    3,482,500
              4,900M   Omnova Solutions, Inc., 11.25%, 2010                                            5,132,750
              1,000M   PQ Corp., 7.5%, 2013 +                                                            935,000
              8,150M   Resolution Performance Products, LLC, 13.5%, 2010                               8,659,375
              5,526M   Terra Capital, Inc., 11.5%, 2010                                                6,189,120
                622M   Texas Petrochemicals Corp., 7.25%, 2009                                         1,464,810
              1,750M   Tronox Worldwide, LLC, 9.5%, 2012+                                              1,793,750
                592M   Westlake Chemical Corp., 8.75%, 2011                                              636,400
----------------------------------------------------------------------------------------------------------------
                                                                                                      70,230,924
----------------------------------------------------------------------------------------------------------------
                       Consumer Non-Durables--4.0%
              1,700M   Broder Brothers Co., 11.25%, 2010                                               1,627,750
              4,000M   GFSI, Inc., 9.625%, 2007                                                        3,620,000
                       Levi Strauss & Co.:
              4,600M       8.804%, 2012 ***                                                            4,657,500
              4,000M       9.75%, 2015                                                                 4,180,000
              7,200M   Playtex Products, Inc., 9.375%, 2011                                            7,578,000
              2,500M   Remington Arms Co., 10.5%, 2011                                                 2,237,500
----------------------------------------------------------------------------------------------------------------
                                                                                                      23,900,750
----------------------------------------------------------------------------------------------------------------
                       Energy--10.1%
              7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                           7,560,000
                       Chesapeake Energy Corp.:
              1,800M       7.5%, 2014                                                                  1,917,000
              8,850M       6.625%, 2016                                                                9,004,875
                750M   Compagnie Generale de Geophysique, 7.5%, 2015                                     780,000
              4,250M   Delta Petroleum Corp., 7%, 2015                                                 3,941,875
              4,075M   Dresser, Inc., 9.375%, 2011                                                     4,309,312
             13,750M   El Paso Production Holding Co., 7.75%, 2013                                    14,334,375
              1,800M   Energy Partners, Ltd., 8.75%, 2010                                              1,854,000
                       Giant Industries, Inc.:
              5,493M       11%, 2012                                                                   6,138,428
              4,150M       8%, 2014                                                                    4,305,625
              1,000M   Hanover Compressor Co. Zero Coupon,
                           2007 (effective yield 11.37%) ##                                              902,500
                250M   Hornbeck Offshore Services, Inc., 6.125%, 2014                                    245,000
                       Pacific Energy Partners, LP:
              1,000M       7.125%, 2014                                                                1,035,000
                250M       6.25%, 2015 +                                                                 247,500
              3,490M   Tesoro Corp., 6.25%, 2012 +                                                     3,524,900
----------------------------------------------------------------------------------------------------------------
                                                                                                      60,100,390
----------------------------------------------------------------------------------------------------------------
                       Financial Services--1.8%
              8,526M   Dow Jones CDX, High Yield, Trust 1, Series 4, 8.25%, 2010 +                     8,632,575
              2,283M   Targeted Return Index Securities Trust, 7.651%, 2015 + ***                      2,349,561
----------------------------------------------------------------------------------------------------------------
                                                                                                      10,982,136
----------------------------------------------------------------------------------------------------------------
                       Food/Beverage/Tobacco--1.5%
                       Land O'Lakes, Inc.:
              1,800M       9%, 2010                                                                    1,962,000
                725M       8.75%, 2011                                                                   764,875
              1,800M   Pierre Foods, Inc., 9.875%, 2012                                                1,836,000
                       Pilgrim's Pride Corp.:
              1,550M       9.625%, 2011                                                                1,658,500
                150M       9.25%, 2013                                                                   160,875
              2,250M   Southern States Cooperative, Inc., 10.5%, 2010 +                                2,373,750
----------------------------------------------------------------------------------------------------------------
                                                                                                       8,756,000
----------------------------------------------------------------------------------------------------------------
                       Food/Drug--1.1%
              6,250M   Ingles Markets, Inc., 8.875%, 2011                                              6,500,000
----------------------------------------------------------------------------------------------------------------
                       Forest Products/Containers--1.0%
              4,300M   Stone Container Corp., 9.75%, 2011                                              4,364,500
              2,000M   Tekni-Plex, Inc., 8.75%, 2013 +                                                 1,770,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,134,500
----------------------------------------------------------------------------------------------------------------
                       Gaming/Leisure--6.9%
              4,250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                  4,515,625
                500M   Herbst Gaming, Inc., 8.125%, 2012                                                 522,500
              4,500M   Isle of Capri Casinos, Inc., 7%, 2014                                           4,410,000
              5,220M   Mandalay Resort Group, 6.375%, 2011                                             5,213,475
              6,960M   MGM Mirage, Inc., 6.625%, 2015                                                  6,977,400
                       Park Place Entertainment Corp.:
              3,500M       9.375%, 2007                                                                3,653,125
              5,000M       7%, 2013                                                                    5,356,490
              9,745M   Speedway Motorsports, Inc., 6.75%, 2013                                         9,915,538
                500M   Station Casinos, Inc., 6.875%, 2016                                               513,750
----------------------------------------------------------------------------------------------------------------
                                                                                                      41,077,903
----------------------------------------------------------------------------------------------------------------
                       Health Care--8.5%
                450M   Alliance Imaging, Inc., 7.25%, 2012                                               376,875
              4,000M   Encore Medical IHC, Inc., 9.75%, 2012                                           3,920,000
              3,480M   Fisher Scientific International, Inc., 6.125%, 2015 +                           3,497,400
              4,400M   Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                                    2,750
                       HCA, Inc.:
              4,350M       5.25%, 2008                                                                 4,314,434
              6,100M       6.75%, 2013                                                                 6,320,125
              4,000M   Insight Health Services Corp., 9.875%, 2011                                     3,040,000
              4,500M   MedQuest, Inc., 11.875%, 2012                                                   4,365,000
                900M   Omnicare, Inc., 6.875%, 2015                                                      918,000
              2,800M   Owens & Minor, Inc., 8.5%, 2011                                                 2,954,000
              1,725M   Quintiles Transnational Corp., 10%, 2013                                        1,932,000
                900M   Res-Care, Inc., 7.75%, 2013 +                                                     904,500
                       Tenet Healthcare Corp.:
             12,400M       6.375%, 2011                                                               11,377,000
              2,250M       9.25%, 2015 +                                                               2,244,375
              4,350M   Triad Hospitals, Inc., 7%, 2013                                                 4,382,625
----------------------------------------------------------------------------------------------------------------
                                                                                                      50,549,084
----------------------------------------------------------------------------------------------------------------
                       Housing--3.8%
              4,360M   Beazer Homes USA, Inc., 6.875%, 2015                                            4,201,950
              4,350M   Builders FirstSource, Inc., 8.59%, 2012 ***                                     4,447,875
                900M   NTK Holdings, Inc., 0%-10.75%, 2014 #                                             567,000
              7,700M   Ply Gem Industries, Inc., 9%, 2012                                              6,872,250
                       William Lyon Homes, Inc.:
              4,500M       7.625%, 2012                                                                3,993,750
              2,700M       10.75%, 2013                                                                2,801,250
----------------------------------------------------------------------------------------------------------------
                                                                                                      22,884,075
----------------------------------------------------------------------------------------------------------------
                       Information Technology--.3%
              3,000M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                     1,875
                       Iron Mountain, Inc.:
              1,000M       8.625%, 2013                                                                1,047,500
              1,000M       6.625%, 2016                                                                  935,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,984,375
----------------------------------------------------------------------------------------------------------------
                       Investment/Finance Companies--1.1%
              1,482M   Finova Group, Inc., 7.5%, 2009                                                    526,110
              5,500M   LaBranche & Co., Inc., 11%, 2012                                                6,132,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,658,610
----------------------------------------------------------------------------------------------------------------
                       Manufacturing--1.3%
                334M   Columbus McKinnon Corp., 10%, 2010                                                371,575
              2,500M   Itron, Inc., 7.75%, 2012                                                        2,562,500
                       Wolverine Tube, Inc.:
              3,500M       7.375%, 2008 +                                                              2,633,750
              2,500M       10.5%, 2009                                                                 1,950,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,517,825
----------------------------------------------------------------------------------------------------------------
                       Media-Broadcasting--4.1%
              1,500M   Block Communications, Inc., 8.25%, 2015 +                                       1,492,500
              8,920M   Clear Channel Communications, Inc., 5.5%, 2014                                  8,549,918
              5,000M   Nexstar Finance Holding LLC, 0%--11.375%, 2013 #                                3,793,750
                450M   Nexstar Finance, Inc., 7%, 2014                                                   414,563
              3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                  3,172,500
                       Young Broadcasting Inc.:
              2,920M       10%, 2011                                                                   2,748,450
              4,900M       8.75%, 2014                                                                 4,342,625
----------------------------------------------------------------------------------------------------------------
                                                                                                      24,514,306
----------------------------------------------------------------------------------------------------------------
                       Media-Cable TV--9.3%
              8,745M   Adelphia Communications Corp., 10.25%, 2011 ++                                  5,290,725
              6,250M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                   5,609,375
              6,900M   Cablevision Systems Corp., 8%, 2012                                             6,486,000
                       Charter Communications Holdings, LLC:
              8,500M       10%, 2009                                                                   6,375,000
              1,000M       10.75%, 2009                                                                  750,000
              2,000M       10.25%, 2010                                                                1,435,000
              7,250M       0%-11.75%, 2011 #                                                           3,878,750
              2,000M       8%, 2012 +                                                                  2,000,000
              4,625M   CSC Holdings, Inc., 8.125%, 2009                                                4,694,375
              8,690M   Echostar DBS Corp., 6.375%, 2011                                                8,407,575
                       Mediacom LLC/Mediacom Capital Corp.:
              4,000M       7.875%, 2011                                                                3,750,000
              2,000M       9.5%, 2013                                                                  1,962,500
              4,300M   Quebecor Media, Inc., 11.125%, 2011                                             4,676,250
----------------------------------------------------------------------------------------------------------------
                                                                                                      55,315,550
----------------------------------------------------------------------------------------------------------------
                       Media-Diversified--3.2%
              5,200M   Cenveo, Inc., 7.875%, 2013                                                      5,044,000
                       MediaNews Group, Inc.:
              2,625M       6.875%, 2013                                                                2,523,281
              1,750M       6.375%, 2014                                                                1,623,125
              1,500M   R.H. Donnelley Financial Corp., 10.875%, 2012 +                                 1,698,750
                       Six Flags, Inc.:
              2,500M       8.875%, 2010                                                                2,450,000
              1,800M       9.625%, 2014                                                                1,759,500
              3,400M   Universal City Development Partners, Ltd., 11.75%, 2010                         3,829,250
                250M   Universal City Florida Holding Co., 9%, 2010 ***                                  252,500
----------------------------------------------------------------------------------------------------------------
                                                                                                      19,180,406
----------------------------------------------------------------------------------------------------------------
                       Metals/Mining--.6%
              1,750M   Metals USA, Inc., 11.125%, 2015 +                                               1,802,500
              3,000M   Murrin Murrin Holdings Property, Ltd., 2007 ++ **                                      --
              1,740M   Russell Metals, Inc., 6.375%, 2014                                              1,696,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,499,000
----------------------------------------------------------------------------------------------------------------
                       Retail-General Merchandise--3.0%
              9,000M   Gregg Appliances, Inc., 9%, 2013                                                8,190,000
                       GSC Holdings Corp.:
              1,800M       7.875%, 2011 + ***                                                          1,791,000
              1,700M       8%, 2012 +                                                                  1,606,500
              6,100M   Neiman Marcus Group, Inc., 10.375%, 2015 +                                      6,229,625
----------------------------------------------------------------------------------------------------------------
                                                                                                      17,817,125
----------------------------------------------------------------------------------------------------------------
                       Services--3.4%
                       Allied Waste NA, Inc.:
              3,450M       5.75%, 2011                                                                 3,286,125
              1,847M       9.25%, 2012                                                                 2,008,612
              1,800M       7.875%, 2013                                                                1,867,500
              6,000M       7.375%, 2014                                                                5,865,000
                500M   Great Lakes Dredge & Dock Corp., 7.75%, 2013                                      453,125
              1,680M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +                              1,621,200
              5,000M   United Rentals, Inc., 6.5%, 2012                                                4,893,750
----------------------------------------------------------------------------------------------------------------
                                                                                                      19,995,312
----------------------------------------------------------------------------------------------------------------
                       Telecommunications--.0%
              6,050M   E. Spire Communications, Inc., 13%, 2010 ++ **                                        605
              2,400M   ICG Services, Inc., 10%, 2008 ++ **                                                 1,500
                       XO Communications, Inc.:
              7,000M       12.5%, 2006 ++ **                                                               4,375
              2,750M       9.45%, 2008 ++ **                                                               1,719
----------------------------------------------------------------------------------------------------------------
                                                                                                           8,199
----------------------------------------------------------------------------------------------------------------
                       Transportation--0.6%
              1,117M   American Commercial Lines, 9.5%, 2015                                           1,211,945
              1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                                   1,859,375
                500M   Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                                    482,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,553,820
----------------------------------------------------------------------------------------------------------------
                       Utilities--.0%
              5,500M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                              12,375
                 28M   NRG Energy, Inc., 8%, 2013                                                         31,360
                250M   Reliant Energy, Inc., 6.75%, 2014                                                 219,375
----------------------------------------------------------------------------------------------------------------
                                                                                                         263,110
----------------------------------------------------------------------------------------------------------------
                       Wireless Communications--2.0%
              5,000M   Nextel Communications, Inc., 5.95%, 2014                                        5,032,635
              2,600M   Rogers Wireless, Inc., 6.375%, 2014                                             2,619,500
              6,120M   Triton Communications, LLC, 9.375%, 2011                                        4,498,200
----------------------------------------------------------------------------------------------------------------
                                                                                                      12,150,335
----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $567,532,133)                                                   527,289,593
----------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS--1.8%
                       Automotive--.0%
             37,387  * Safelite Glass Corporation - Class "B"+ **                                        140,575
              2,523    Safelite Realty Corporation **                                                     19,654
----------------------------------------------------------------------------------------------------------------
                                                                                                         160,229
----------------------------------------------------------------------------------------------------------------
                       Chemicals--.7%
            178,189  * Texas Petrochemicals Corporation **                                             3,848,882
             14,634  * Texas Petrochemicals Corporation **                                               237,071
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,085,953
----------------------------------------------------------------------------------------------------------------
                       Consumer Non-Durables--.0%
             25,200  * Worldtex, Inc. **                                                                     252
----------------------------------------------------------------------------------------------------------------
                       Food/Drug--.3%
            111,700    Ingles Markets, Inc.                                                            1,748,105
----------------------------------------------------------------------------------------------------------------
                       Telecommunications--.8%
             16,049    Deutsche Telekom AG (ADR)                                                         266,895
            163,197  * RCN Corporation                                                                 3,826,970
              9,300  * RCN Corporation **                                                                     93
             11,620  * TelCove, Inc.+ **                                                                 639,100
              2,533  * Viatel Holding (Bermuda), Ltd.                                                         82
             18,224  * World Access, Inc.                                                                     15
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,733,155
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $17,100,945)                                                       10,727,694
----------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS--.9%
             $5,000M   U.S. Treasury Notes, 7%, 2006 (cost $5,330,156)                                 5,067,775
----------------------------------------------------------------------------------------------------------------
                       WARRANTS--.0%
                       Aerospace/Defense--.0%
              3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) + **                                30
----------------------------------------------------------------------------------------------------------------
                       Automotive--.0%
                       Safelite Glass Corporation:
             91,625  *    Class "A" (expiring 9/29/06) + **                                                  916
             61,084  *    Class "A" (expiring 9/29/07) + **                                                  611
----------------------------------------------------------------------------------------------------------------
                                                                                                           1,527
----------------------------------------------------------------------------------------------------------------
                       Telecommunications--.0%
              3,500  * GT Group Telecom, Inc. (expiring 2/1/10) + **                                          --
              9,045  * TelCove (expiring 4/8/08) + **                                                    184,247
----------------------------------------------------------------------------------------------------------------
                                                                                                         184,247
----------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,141,854)                                                                185,804
----------------------------------------------------------------------------------------------------------------
                       PREFERRED STOCKS--.0%
                       Consumer Non-Durables
              7,714  * Worldtex, Inc., 12%, 2049 (cost $527,885) **                                           77
----------------------------------------------------------------------------------------------------------------
                       SHORT-TERM CORPORATE NOTES--6.6%
             $3,000M   AIG Funding Corp., 4.19%, 1/10/06                                               2,996,496
              6,000M   American General Finance Corp., 4.27%, 1/12/06                                  5,991,451
                       General Electric Capital Corp.:
              7,000M       4.27%, 1/18/06                                                              6,985,050
              3,500M       4.26%, 1/19/06                                                              3,492,123
             15,000M   Procter & Gamble Co., 9.19%, 1/3/06                                            14,994,745
              5,000M   Prudential Funding Corp., 4.26%, 1/3/06                                         4,998,224
----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $39,458,089)                                          39,458,089
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $635,091,062)                                              97.7%    582,729,032
Other Assets, Less Liabilities                                                               2.3      13,775,460
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%   $596,504,492
================================================================================================================

  * Non-income producing

 ** Security valued at fair value by the Valuation Committee pursuant to procedures adopted by the Board. At December 31, 2005, the Fund held twenty-two securities that were fair valued by the Valuation Committee with an aggregate value of $5,126,498 representing 0.9% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on December 31, 2005.

  + Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 2005, the Fund held twenty-eight 144A securities with an aggregate value of $60,292,510 representing 10.1% of the Fund's net assets.

 ++ In default as to principal and/or interest payment.

  # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

 ## Zero coupon bond reflecting effective yield on the date of purchase.

    At December 31, 2005, the cost of investments for federal income tax purposes was $635,252,872. Accumulated net unrealized depreciation on investments was $52,523,840, consisting of $16,783,905 gross unrealized appreciation and $69,307,745 gross unrealized depreciation.



Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith


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			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  February 28, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  February 28, 2006